Fixed Assets, Net (Details) ¥ in Millions	1 Months Ended
	Apr. 19, 2021 USD ($)	Apr. 19, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Fixed Assets, Net (Details) [Line Items]
Aggregate purchase price			$ 743,500
Depreciation expense				$ 367,851	$ 21,992
Minebaba [Member]
Fixed Assets, Net (Details) [Line Items]
Mining machines	$ 5,000
Aggregate purchase price	2,600,000	¥ 17
Costs payable	$ 200,000